Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of disaggregation of revenue from contracts with customers

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2025
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	546,374	—	546,374
Revenue from other containment and delivery solutions	491,800	—	491,800
Revenue from engineering	—	148,108	148,108
Total revenue from contracts with customers	1,038,174	148,108	1,186,282

Geographical markets
EMEA	585,194	105,148	690,342
APAC	87,715	13,764	101,479
North America	335,404	26,658	362,062
South America	29,861	2,538	32,399
Total revenue from contracts with customers	1,038,174	148,108	1,186,282

Timing of revenue recognition
Goods and services transferred at a point in time	1,008,476	26,751	1,035,227
Goods and services transferred over time	29,698	121,357	151,055
Total revenue from contracts with customers	1,038,174	148,108	1,186,282

	For the year ended December 31, 2024
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	422,351	—	422,351
Revenue from other containment and delivery solutions	511,391	—	511,391
Revenue from engineering	—	170,294	170,294
Total revenue from contracts with customers	933,742	170,294	1,104,036

Geographical markets
EMEA	556,324	111,506	667,830
APAC	83,293	12,942	96,235
North America	267,520	41,429	308,948
South America	26,605	4,417	31,022
Total revenue from contracts with customers	933,742	170,294	1,104,036

Timing of revenue recognition
Goods and services transferred at a point in time	895,157	23,890	919,047
Goods and services transferred over time	38,585	146,404	184,989
Total revenue from contracts with customers	933,742	170,294	1,104,036

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	366,433	—	366,433
Revenue from other containment and delivery solutions	512,855	—	512,855
Revenue from engineering	—	206,066	206,066
Total revenue from contracts with customers	879,288	206,066	1,085,354

Geographical markets
EMEA	523,681	110,366	634,047
APAC	76,436	26,465	102,901
North America	253,870	63,666	317,536
South America	25,301	5,569	30,870
Total revenue from contracts with customers	879,288	206,066	1,085,354

Timing of revenue recognition
Goods and services transferred at a point in time	861,551	16,235	877,786
Goods and services transferred over time	17,737	189,831	207,568
Total revenue from contracts with customers	879,288	206,066	1,085,354

Summary of contractual assets and liabilities from contracts with customers

The following table provides information on contractual assets and liabilities from contracts with customers as well as on trade receivables and advances from customers:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Trade receivables	302,688	295,951
Contract assets	180,459	168,515
Contract liabilities	(10,414)	(16,545)
Advances from customers	(33,425)	(16,622)
Non-current advances from customers	(98,848)	(44,046)